Restructuring and Productivity Initiatives (Narrative) (Details) (USD $)	11 Months Ended	2 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 29, 2013 employee factories	Dec. 29, 2013	Nov. 14, 2013 employee	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring approximate number of positions affected	3,400
Number of Faciliites Eliminated	3	3
Restructuring Reserve, Current	$ 134,900,000	$ 134,900,000
Severance and other severance related costs
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Current	93,300,000	93,300,000
Restructuring and Related Cost, Expected Cost		300,000,000
Other exit costs
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Current	41,600,000	41,600,000
Successor [Member]
Restructuring Cost and Reserve [Line Items]
Asset impairment charges	2,405,000
Restructuring and Related Cost, Incurred Cost	410,400,000
Severance Costs	87,900,000
Productivity charges	410,400,000
Successor [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	168,700,000
Successor [Member] | Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	241,700,000
Successor [Member] | Severance and other severance related costs
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	274,500,000
Number of positions eliminated			1,350
Severance Costs			63,000,000
Successor [Member] | Other exit costs
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	69,700,000
Successor [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	66,200,000
Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Asset impairment charges				0	0	41,478,000	0
Restructuring and Related Cost, Incurred Cost	6,000,000			0	0		0
Productivity charges				6,000,000		205,400,000
Restructuring Reserve, Current						54,600,000
Predecessor [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	6,000,000
Productivity Initatives [Member] | Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Asset impairment charges						50,900,000
Number of positions eliminated						1,400
Severance Costs						81,700,000
Productivity Initatives [Member] | Predecessor [Member] | Other exit costs
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost						72,900,000
Productivity Initatives [Member] | Predecessor [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Number of factories						6
Fiscal 2012 Plan [Member] | Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost						205,400,000
Restructuring and Related Cost, Incurred Cost, Net of Tax						144,000,000
Number of Faciliites Eliminated						2
Number of positions eliminated						1,500
Fiscal 2012 Plan [Member] | Predecessor [Member] | Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost						129,900,000
Fiscal 2012 Plan [Member] | Predecessor [Member] | Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost						75,500,000
Fiscal 2012 Plan [Member] | Predecessor [Member] | Loss from discontinued operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost, Net of Tax						18,900,000
Europe [Member] | Successor [Member]
Restructuring Cost and Reserve [Line Items]
Productivity charges	126,200,000
Europe [Member] | Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Productivity charges				3,600,000		59,100,000
Europe [Member] | Productivity Initatives [Member] | Predecessor [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Number of factories						2
United States [Member] | Productivity Initatives [Member] | Predecessor [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Number of factories						3
Asia Pacific [Member] | Successor [Member]
Restructuring Cost and Reserve [Line Items]
Productivity charges	27,100,000
Asia Pacific [Member] | Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Productivity charges				$ 2,400,000		$ 65,600,000
Asia Pacific [Member] | Productivity Initatives [Member] | Predecessor [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Number of factories						1